Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Cash flows from operating activities
Net income	$ 12,871	$ 12,431
Adjustments for non-cash items and others
Provision for credit losses	1,864	1,307
Depreciation	627	569
Deferred income taxes	(519)	459
Amortization and impairment of other intangibles	1,307	1,083
Net changes in investments in joint ventures and associates	(74)	(1)
Losses (Gains) on investment securities	(213)	(149)
Losses (Gains) on disposition of businesses	(158)	(40)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	1,401	218
Net change in accrued interest receivable and payable	199	162
Current income taxes	(26)	(2,707)
Derivative assets	(7,521)	984
Derivative liabilities	8,305	(1,889)
Trading securities	(18,276)	2,297
Loans, net of securitizations	(42,672)	(41,477)
Assets purchased under reverse repurchase agreements and securities borrowed	(12,359)	(73,626)
Obligations related to assets sold under repurchase agreements and securities loaned	19,772	63,730
Obligations related to securities sold short	2,822	2,239
Deposits, net of securitizations	49,808	48,499
Brokers and dealers receivable and payable	(480)	147
Other	(2,413)	3,238
Net cash from (used in) operating activities	14,265	17,474
Cash flows from investing activities
Change in interest-bearing deposits with banks	(1,874)	(3,809)
Proceeds from sales and maturities of investment securities	65,377	57,108
Purchases of investment securities	(72,435)	(59,286)
Net acquisitions of premises and equipment and other intangibles	(2,261)	(1,980)
Proceeds from dispositions	173	14
Cash used in acquisitions	(106)	(65)
Net cash from (used in) investing activities	(11,126)	(8,018)
Cash flows from financing activities
Redemption of trust capital securities		(500)
Issuance of subordinated debentures	1,500
Repayment of subordinated debentures	(1,100)
Issue of common shares, net of issuance costs	105	72
Common shares purchased for cancellation	(1,030)	(1,522)
Issue of preferred shares, net of issuance costs	350
Redemption of preferred shares	(950)	(105)
Sales of treasury shares	5,522	5,738
Purchases of treasury shares	(5,564)	(5,726)
Dividends paid	(6,025)	(5,640)
Dividends/distributions paid to non-controlling interests	(2)	(37)
Change in short-term borrowings of subsidiaries	(263)
Net cash from (used in) financing activities	(7,457)	(7,720)
Effect of exchange rate changes on cash and due from banks	419	66
Net change in cash and due from banks	(3,899)	1,802
Cash and due from banks at beginning of period	30,209	28,407
Cash and due from banks at end of period	26,310	30,209
Cash flows from operating activities include:
Amount of interest paid	19,984	13,513
Amount of interest received	39,500	31,386
Amount of dividends received	2,209	1,706
Amount of income taxes paid	$ 2,977	$ 5,818